Commitments and Contingencies (Future Minimum Payments for Operating Lease Obligations) (Details)	Dec. 31, 2014 USD ($)
Approximate future minimum payments for its operating lease obligations that have initial remaining non-cancellable terms in excess of one year
2015	$ 192,833
2016	218,271
2017	224,282
2018	231,010
2019	194,401
Total	$ 1,060,797